SEGMENT INFORMATION - Geographic Information (Details) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017 USD ($) item	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)
Geographic Information
Number of other countries in which entity operates | item	14								14
Revenue:
Total Revenues	$ 435	$ 451	$ 441	$ 444	$ 497	$ 388	$ 287	$ 185	$ 1,771	$ 1,357	$ 699
Long-lived assets, net (excluding goodwill and intangible assets):
Total long-lived assets	616				580				$ 616	$ 580
Minimum
Geographic Information
Number of countries from which revenue is sourced | item									100	100
UNITED STATES
Revenue:
Total Revenues									$ 1,500	$ 1,154	578
Long-lived assets, net (excluding goodwill and intangible assets):
Total long-lived assets	486				469				486	469
Mexico
Long-lived assets, net (excluding goodwill and intangible assets):
Total long-lived assets	126				107				126	107
Europe [Member]
Long-lived assets, net (excluding goodwill and intangible assets):
Total long-lived assets	$ 4				$ 4				4	4
All Other Countries [Member]
Revenue:
Total Revenues									$ 271	$ 203	$ 121